5. Other taxes payable	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Other taxes payable

Other taxes payable comprises mainly Valued-Added Tax (“VAT”) and Business Tax (“BT”). The Group is subject to output VAT levied at the rate of 17% of the revenue from sales of equipment.  The input VAT paid on purchases of materials and other direct inputs can be used to offset the output VAT levied on operating revenue to determine the net VAT payable or recoverable.  BT is charged at a rate of 5% and 3% on the revenue from technique services and installation services respectively.